SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUS DATED OCTOBER 7, 2019
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                     AMERICAN GENERAL LIFE INSURANCE COMPANY
                              VARIABLE SEPARATE ACCOUNT
                    Polaris Retirement Protector Variable Annuity

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                            FS VARIABLE SEPARATE ACCOUNT
                    Polaris Retirement Protector Variable Annuity

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This Rate Sheet Prospectus Supplement ("Rate Sheet Supplement") does not apply if you do not elect a living benefit feature.

This Rate Sheet Supplement provides the Income Credit Percentage, Maximum Annual Withdrawal Percentages and Protected Income Payment Percentages EFFECTIVE ON OR AFTER March 30, 2020. This Rate Sheet Supplement must be used in conjunction with the prospectus dated October 7, 2019. If you need another copy of the Prospectus, please call our Annuity Service Center at
(800) 445-7862. All Rate Sheet Supplements are filed with the Securities and Exchange Commission and are available on the EDGAR system at www.sec.gov, file number 333-185787 or 333-178849 if your contract was issued in New York.

THE RATES AND PERCENTAGES LISTED BELOW APPLY TO APPLICATIONS SIGNED ON OR AFTER MARCH 30, 2020. IN ORDER TO GET THESE TERMS, YOUR APPLICATION MUST BE SIGNED AND IN GOOD ORDER WHILE THIS RATE SHEET SUPPLEMENT IS IN EFFECT. IF YOU SIGN YOUR APPLICATION AFTER THIS RATE SHEET SUPPLEMENT IS NO LONGER IN EFFECT, YOU WILL RECEIVE THE TERMS THAT ARE IN EFFECT ON THE DATE THAT YOUR APPLICATION IS SIGNED IN GOOD ORDER. AFTER YOUR CONTRACT IS ISSUED, THE PERCENTAGES AND TERMS LISTED BELOW ARE GUARANTEED NOT TO CHANGE FOR THE LIFE OF YOUR CONTRACT.

AT LEAST 10 DAYS BEFORE WE CHANGE THE CURRENT TERMS FOR THE NEXT EFFECTIVE PERIOD, THE NEW TERMS AND EFFECTIVE PERIOD WILL BE FILED IN A NEW RATE SHEET SUPPLEMENT ON EDGAR AT WWW.SEC.GOV, FILE NUMBER 333-185787 OR 333-178849
IF YOUR CONTRACT WAS ISSUED IN NEW YORK.

                               POLARIS INCOME PLUS

                              INCOME CREDIT PERCENTAGE
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          All references to the Income Credit Percentages are changed to:
                   5.25% (as a percentage of the Income Credit Base)


  Maximum Annual Withdrawal Percentage and Protected Income Percentage Table
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The first percentage represents the Maximum Annual Withdrawal Percentage and the second percentage represents the Protected Income Payment Percentage:

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 Number of Covered Persons and Age            Polaris Income Plus
      of Covered Person(s)                    Income Option with
     at First Withdrawal(1)                   Dynamic Allocation
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One Covered Person (Age 45 - 59)               3.50% / 3.00%(2)
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One Covered Person (Age 60 - 64)               4.50% / 3.00%(2)
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One Covered Person (Age 65 - 71)                6.00% / 4.00%
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One Covered Person (Age 72 and Older)           6.50% / 4.00%
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Two Covered Persons (Age 45 - 59)              3.00% / 3.00%(3)
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Two Covered Persons (Age 60 - 64)              4.00% / 3.00%(3)
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Two Covered Persons (Age 65 - 71)               5.50% / 4.00%
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Two Covered Persons (Age 72 and Older)          6.00% / 4.00%
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(1) If there are Two Covered Persons, the age on the Activation Date is based on the age of the younger of the Two Covered Persons.
(2) If One Covered Person is elected, the Protected Income Payment Percentage is 4.00% if the Income Base is increased to a new Higher Anniversary Value on or after the Covered Person's 65th birthday.
(3) If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.00% if the Income Base is increased to a new Higher Anniversary Value on or after the younger Covered Person's 65th birthday.


Dated:  March 30, 2020

             Please keep this Supplement with your Prospectus